Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Jun. 08, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 01, 2020	May 28, 2020	May 16, 2020	Apr. 16, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000		200,000,000	200,000,000					200,000,000
Common stock, shares issued	90,989,265		90,964,265	104,964,265					104,425,830
Common stock, shares outstanding	90,989,265		90,964,265	104,964,265					104,425,830
Preferred stock, par value	$ 0.001		$ 0.001	$ 0.001					$ 0.001
Preferred stock, shares authorized	1,000,000		1,000,000	1,000,000					1,000,000
Preferred stock, shares issued	0		0	0					0
Preferred stock, shares outstanding	0		0	0					0